Business Combination and Reverse Recapitalization - Schedule of Business Combination Loans (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Business Combination Loans [Line Items]
Amount		$ 2,850,000
Interest at closing		280,000
Payback in Cash		(673,500)
Payback in shares at $4/share		$ 2,456,500
Shares (in Shares)		614,125
Bridge loan 1 [Member]
Schedule of Business Combination Loans [Line Items]
Effective Date	[1]	Jan. 29, 2025
Amount	[1]	$ 1,500,000
Interest at closing	[1]	150,000
Payback in Cash	[1]	(193,500)
Payback in shares at $4/share	[1]	$ 1,456,500
Shares (in Shares)	[1]	364,125
Bridge loan 2 [Member]
Schedule of Business Combination Loans [Line Items]
Effective Date	[1]	Apr. 09, 2025
Amount	[1]	$ 500,000
Interest at closing	[1]	50,000
Payback in Cash	[1]	(50,000)
Payback in shares at $4/share	[1]	$ 500,000
Shares (in Shares)	[1]	125,000
Bridge loan 3 [Member]
Schedule of Business Combination Loans [Line Items]
Effective Date	[1]	May 07, 2025
Amount	[1]	$ 500,000
Interest at closing	[1]	50,000
Payback in Cash	[1]	(50,000)
Payback in shares at $4/share	[1]	$ 500,000
Shares (in Shares)	[1]	125,000
Bridge loan 4 [Member]
Schedule of Business Combination Loans [Line Items]
Effective Date		Mar. 29, 2025
Amount		$ 100,000
Interest at closing		10,000
Payback in Cash		(110,000)
Payback in shares at $4/share
Shares (in Shares)
Bridge loan 5 [Member]
Schedule of Business Combination Loans [Line Items]
Effective Date		Jun. 05, 2025
Amount		$ 250,000
Interest at closing		20,000
Payback in Cash		(270,000)
Payback in shares at $4/share
Shares (in Shares)

[1]	Bridge loans from this investor had an aggregate principal amount of $2,500,000. At the Closing of the Business Combination, the investor received a cash payment of $293,500, consisting of $250,000 in minimum 10% interest and $43,500 in principal repayment. In addition, the investor received 614,125 shares of Common Stock in exchange for $2,456,500 of combined principal and accrued interest, based on a per share price of $4.00.